Accumulated Other Comprehensive Income (Loss) (Summary Of Changes In Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (5,020)
Other comprehensive income (loss)	6,207	$ (2,353)
Ending balance	1,187	(5,020)
Unrealized gains and losses on available-for-sale securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(5,558)	(3,041)
Other comprehensive income (loss) before reclassification	6,113	(2,349)
Amount reclassified from accumulated other comprehensive loss	(201)	(168)
Other comprehensive income (loss)	5,912	(2,517)
Ending balance	354	(5,558)
Unrealized gain (loss) on pension liability [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	538	374
Other comprehensive income (loss) before reclassification	295	164
Other comprehensive income (loss)	295	164
Ending balance	833	538
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(5,020)	(2,667)
Other comprehensive income (loss) before reclassification	6,408	(2,185)
Amount reclassified from accumulated other comprehensive loss	(201)	(168)
Other comprehensive income (loss)	6,207	(2,353)
Ending balance	$ 1,187	$ (5,020)